SEGMENT INFORMATION - Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Investments in associates	$ 875	$ 807
Deferred tax assets	6,169	6,684
Total assets	381,695	339,860
Segment operating profit
Disclosure Of Operating Segments [Line Items]
Total assets	371,460	329,861
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	3,191	2,508
Investments in associates	875	807
Deferred tax assets	$ 6,169	$ 6,684